Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Statements of Cash Flows - Previously Reported [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 284,760	$ 220,793
Adjustments to reconcile net cash flows from operating activities:
Interest income from long term debt investment	(171,616)
Interest income from loan to a third party	(21,452)
Equity in earnings of subsidiaries and VIEs	(91,692)	(220,793)
Net cash used in operating activities
CASH FLOWS FROM INVESTING ACTIVITIES:
Payment made for long term debt investment	(6,000,000)
Advances of loan to a third party	(2,000,000)
Cash lent to U.S. subsidiary	(4,000,000)
Cash used in investing activities	(12,000,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Gross proceeds from initial public offerings	13,560,000
Direct costs disbursed from initial public offerings proceeds	(1,529,631)
Net cash provided by financing activities	12,030,369
CHANGES IN CASH AND CASH EQUIVALENTS	30,369
CASH AND CASH EQUIVALENTS, beginning of period
CASH AND CASH EQUIVALENTS, end of period	$ 30,369